Expense Example, No Redemption - FidelityTotalInternationalEquityFund-AMCIZPRO - FidelityTotalInternationalEquityFund-AMCIZPRO - Fidelity Total International Equity Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Total International Equity Fund - Class C
Expense Example, No Redemption:
1 Year	$ 208
3 Years	693
5 Years	1,215
10 Years	2,451
Fidelity Advisor Total International Equity Fund - Class M
Expense Example, No Redemption:
1 Year	502
3 Years	865
5 Years	1,260
10 Years	2,365
Fidelity Advisor Total International Equity Fund - Class I
Expense Example, No Redemption:
1 Year	107
3 Years	364
5 Years	648
10 Years	1,457
Fidelity Advisor Total International Equity Fund - Class A
Expense Example, No Redemption:
1 Year	700
3 Years	1,007
5 Years	1,345
10 Years	2,297
Fidelity Advisor Total International Equity Fund - Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	323
5 Years	580
10 Years	$ 1,316